Concentration of Risks (Details) - Schedule of Commercial Bank Partnership Model Loans	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Guarantee services [Member]
Concentration of Risks (Details) - Schedule of Commercial Bank Partnership Model Loans [Line Items]
Financing Guarantee Corporation A	98.20%	98.50%